LOANS PAYABLE (Details 1) - Convertible Notes Payable [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
2021	$ 429,455	$ 28,249
2022	1,852,272	30,133
2023	2,180,168	18,658
2024	457,785
Total of future payment	4,919,680
Less debt issuance costs	(406,677)
Total minimum principal payments	$ 4,513,015	$ 77,040